CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 33,475,266	$ 36,046,113	$ 42,522,861
Other financial assets	5,401,133	11,161,398	13,436,393
Trade receivables	111,752,310	88,784,172	73,546,633
Other receivables	19,327,584	11,153,705	4,770,672
Income and minimum presumed recoverable income taxes	1,647,398	990,881	112,220
Inventories	126,044,122	61,037,551	29,338,548
Biological assets	57,313	2,315,838	965,728
Total current assets	297,705,126	211,489,658	164,693,055
NON-CURRENT ASSETS
Other financial assets	619,841	1,097,462	322,703
Trade receivables	200,412	135,739
Other receivables	2,254,199	2,543,142	1,703,573
Income and minimum presumed recoverable income taxes	44,412	12,589	6,029
Deferred tax assets	4,011,374	3,278,370	2,693,195
Investments in joint ventures and associates	38,554,092	30,657,173	24,652,792
Property, plant and equipment	49,908,325	47,954,596	41,515,106
Intangible assets	76,704,869	67,342,362	35,333,464
Goodwill	36,073,685	28,751,206	25,526,855
Right of use asset	12,144,026	1,327,660	1,114,597
Total non-current assets	220,515,235	183,100,299	132,868,314
Total assets.	518,220,361	394,589,957	297,561,369
CURRENT LIABILITIES
Trade and other payables	125,849,620	72,091,408	57,289,862
Borrowings	71,301,468	76,785,857	63,721,735
Employee benefits and social security	7,619,121	4,680,078	4,510,592
Deferred revenue and advances from customers	5,895,313	6,277,313	2,865,437
Income tax payable	7,538,764	7,452,891	1,556,715
Government grants			1,270
Consideration for acquisition	3,048,562
Lease Liabilities	1,412,904	750,308	665,098
Total current liabilities	222,665,752	168,037,855	130,610,709
NON-CURRENT LIABILITIES
Borrowings	74,177,169	47,988,468	41,226,610
Employee benefits and social security			534,038
Government grants		784	2,335
Joint ventures and associates	717,948	1,278,250	1,548,829
Deferred tax liabilities	29,005,943	25,699,495	16,858,125
Provisions	603,022	449,847	417,396
Consideration for acquisition	9,854,228	11,790,533	452,654
Private warrants			1,686,643
Convertible notes	12,559,071	48,664,012	43,029,834
Lease Liabilities	10,338,380	390,409	444,714
Total non-current liabilities	137,255,761	136,261,798	106,201,178
Total liabilities.	359,921,513	304,299,653	236,811,887
EQUITY
Equity attributable to owners of the parent	127,358,573	67,743,242	46,179,395
Non-controlling interest	30,940,275	22,547,062	14,570,087
Total equity	158,298,848	90,290,304	60,749,482
Total equity and liabilities	$ 518,220,361	$ 394,589,957	$ 297,561,369